SEGMENT REPORTING (Schedule of Revenue by Major Product) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenue	$ 91,293,675	$ 83,181,113
Cutlery [Member]
Revenue from External Customer [Line Items]
Revenue	55,242,100	45,210,869
Straws [Member]
Revenue from External Customer [Line Items]
Revenue	11,091,566	13,054,589
Cups and Plates [Member]
Revenue from External Customer [Line Items]
Revenue	20,937,771	22,699,966
Other [Member]
Revenue from External Customer [Line Items]
Revenue	$ 4,022,238	$ 2,215,689